Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance Table
The following table sets forth additional compensation information of our Chief Executive Officer (CEO) and our other NEOs along with our total shareholder return, the total shareholder return of the peer gro
up identified bel
ow, our
net income, and revenue, our company selected measure, for our fiscal years ending in 2020, 2021 and 2022:

								Value of Initial Fixed $100 Investment Based On:		(in thousands)

Year (1)	Summary Compensation Table Total for CEO#1	Compensation Actually Paid to CEO#1 (2)(3)	Summary Compensation Table Total for CEO#2	Compensation Actually Paid to CEO#2 (2)(3)	Average Summary Compensation Table Total for Other NEOs	Average Compensation Actually Paid to Other NEOs (2)(3)		Total Shareholder Return (7)	Peer Group Total Shareholder Return (7)	Net income	Revenue

2022	6,973,806	10,067,617 (4)			1,945,846	3,272,287	(4)	112.04	142.59	96,664	4,195,272

2021	5,348,118	3,971,476 (5)	7,119,599	3,692,318 (5)	1,498,734	851,546	(5)	81.52	139.03	64,072	3,660,771

2020			8,231,959	2,601,283 (6)	2,507,932	1,676,265	(6)	88.20	115.30	98,541	3,918,946

(1)	NEOs included in the above compensation columns reflect the following:

Year	CEO#1	CEO#2	Other NEOs

2022	Carey A. Smith		Susan M. Balaguer, George L. Ball, Charles L. Harrington, Michael R. Kolloway and Matthew Ofilos

2021	Carey A. Smith	Charles L. Harrington	George L. Ball, Debra A. Fiori and Michael R. Kolloway

2020		Charles L. Harrington	George L. Ball, Debra A. Fiori, Michael R. Kolloway and Carey A. Smith

(2)
Fair value or change in fair value, as applicable, of equity awards in the Compensation “Actually Paid” columns was determined by reference to (1) for RSU awards (excluding Total Shareholder Return “TSR” awards and other performance-based awards), closing price on applicable year-end
date(s) or, in the case of vesting dates, the actual vesting price, (2) for performance-based RSU awards (excluding TSR Awards), the same valuation methodology as RSU awards above except year-end
values are multiplied times the probability of achievement as of each such date (3) for
TSR-based
awards, the fair value calculated by a Monte Carlo simulation model as of the applicable valuation date(s).

(3)
For the portion of Compensation “Actually Paid” compensation that is based on year-end
stock prices, the following prices were used: December 30, 2022 $46.25 (37.4% increase from prior year), December 31, 2021 $33.65 (7.58% reduction from prior year), and December 31, 2020 $36.41 (11.8% reduction from prior year).

(4)
2022 Compensation “Actually Paid” to CEO#1 of $10,067,617 and the average Compensation “Actually Paid” to other NEOs reflects the following adjustments from total compensation reported in the Summary Compensation Table:

	CEO#1	Average Other NEOs

Total Reported in 2022 Summary Compensation Table (SCT)	6,973,806	1,945,846

Less, value of Stock Awards reported in SCT	(4,730,700)	(990,085)

Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	6,577,029	1,239,181

Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	1,177,502	511,882

Plus, FMV of Awards Granted this Year and that Vested this Year	—	326,744

Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	69,980	238,720

Less Prior Year Fair Value of Prior Year awards that were Forfeited this year	—	—

Total Adjustments	3,093,811	1,326,441

Compensation “Actually Paid” for Fiscal Year 2022	10,067,617	3,272,287

(5)
2021 Compensation “Actually Paid” to CEO#1 of $3,971,476, CEO#2 of $3,692,318 and the average Compensation “Actually Paid” to other NEOs reflects the following adjustments from total compensation reported in the Summary Compensation Table:

	CEO#1	CEO#2	Average Other NEOs

Total Reported in 2021 Summary Compensation Table (SCT)	5,348,118	7,119,599	1,498,734

Less, value of Stock Awards reported in SCT	(3,895,113)	(5,382,006)	(829,496)

Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	3,339,277	4,853,848	748,094

Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	(724,881)	(2,394,585)	(228,156)

Plus, FMV of Awards Granted this Year and that Vested this Year	—	—	—

Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	(95,926)	(504,539)	(337,629)

Less Prior Year Fair Value of Prior Year awards that were Forfeited this year	—	—	—

Total Adjustments	(1,376,643)	(3,427,281)	(647,188)

Compensation “Actually Paid” for Fiscal Year 2021	3,971,476	3,692,318	851,546

(6)
2020 Compensation “Actually Paid” to CEO#2 of $2,601,283 and the average Compensation “Actually Paid” to other NEOs reflects the following adjustments from total compensation reported in the Summary Compensation Table:

	CEO#2	Average Other NEOs

Total Reported in 2020 Summary Compensation Table (SCT)	8,231,959	2,507,932

Less, value of Stock Awards reported in SCT	(4,974,490)	(1,221,932)

Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	4,626,904	1,104,283

Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	(4,069,659)	(569,652)

Plus, FMV of Awards Granted this Year and that Vested this Year	—	—

Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	(1,213,431)	(144,365)

Less Prior Year Fair Value of Prior Year awards that were Forfeited this year	—	—

Total Adjustments	(5,630,676)	(831,667)

Compensation “Actually Paid” for Fiscal Year 2020	2,601,283	1,676,265

(7)
Company and peer group TSR reflects the Company’s Compensation Peer Group as approved in each year and reflected in the Compensation Discussion & Analysis of each of our 2021, 2022, and 2023 Annual Proxy Statement, respectively. The TSR for each year reflects what the cumulative value of $100 would be, including reinvestment of dividends, if such amount were invested into the peer group for that applic able
year on December 31, 2019.

The only change to the peer group in 2022 relative to 2021 was the removal of Cubic Corporation as a result of its acquisition. 3-year TSR for the peer group approved in 2021, assuming a $100 initial investment on 12/31/2019, would have been $141.75. Changes to the peer group made in 2021 relative to the 2020 peer group were the removals of FLIR Systems and Perspecta as a result of their acquisitions and the addition of Maxar in light of its business relevance and size. 2-year TSR for the peer group approved in 2020, assuming a $100 initial investment on 12/31/2019, would have been $135.62.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote [Text Block]	NEOs included in the above compensation columns reflect the following:

Year	CEO#1	CEO#2	Other NEOs

2022	Carey A. Smith		Susan M. Balaguer, George L. Ball, Charles L. Harrington, Michael R. Kolloway and Matthew Ofilos

2021	Carey A. Smith	Charles L. Harrington	George L. Ball, Debra A. Fiori and Michael R. Kolloway

2020		Charles L. Harrington	George L. Ball, Debra A. Fiori, Michael R. Kolloway and Carey A. Smith

Peer Group Issuers, Footnote [Text Block]
(7)
Company and peer group TSR reflects the Company’s Compensation Peer Group as approved in each year and reflected in the Compensation Discussion & Analysis of each of our 2021, 2022, and 2023 Annual Proxy Statement, respectively. The TSR for each year reflects what the cumulative value of $100 would be, including reinvestment of dividends, if such amount were invested into the peer group for that applic able
year on December 31, 2019.

The only change to the peer group in 2022 relative to 2021 was the removal of Cubic Corporation as a result of its acquisition. 3-year TSR for the peer group approved in 2021, assuming a $100 initial investment on 12/31/2019, would have been $141.75. Changes to the peer group made in 2021 relative to the 2020 peer group were the removals of FLIR Systems and Perspecta as a result of their acquisitions and the addition of Maxar in light of its business relevance and size. 2-year TSR for the peer group approved in 2020, assuming a $100 initial investment on 12/31/2019, would have been $135.62.

Adjustment To PEO Compensation, Footnote [Text Block]
(4)
2022 Compensation “Actually Paid” to CEO#1 of $10,067,617 and the average Compensation “Actually Paid” to other NEOs reflects the following adjustments from total compensation reported in the Summary Compensation Table:

	CEO#1	Average Other NEOs

Total Reported in 2022 Summary Compensation Table (SCT)	6,973,806	1,945,846

Less, value of Stock Awards reported in SCT	(4,730,700)	(990,085)

Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	6,577,029	1,239,181

Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	1,177,502	511,882

Plus, FMV of Awards Granted this Year and that Vested this Year	—	326,744

Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	69,980	238,720

Less Prior Year Fair Value of Prior Year awards that were Forfeited this year	—	—

Total Adjustments	3,093,811	1,326,441

Compensation “Actually Paid” for Fiscal Year 2022	10,067,617	3,272,287

(5)
2021 Compensation “Actually Paid” to CEO#1 of $3,971,476, CEO#2 of $3,692,318 and the average Compensation “Actually Paid” to other NEOs reflects the following adjustments from total compensation reported in the Summary Compensation Table:

	CEO#1	CEO#2	Average Other NEOs

Total Reported in 2021 Summary Compensation Table (SCT)	5,348,118	7,119,599	1,498,734

Less, value of Stock Awards reported in SCT	(3,895,113)	(5,382,006)	(829,496)

Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	3,339,277	4,853,848	748,094

Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	(724,881)	(2,394,585)	(228,156)

Plus, FMV of Awards Granted this Year and that Vested this Year	—	—	—

Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	(95,926)	(504,539)	(337,629)

Less Prior Year Fair Value of Prior Year awards that were Forfeited this year	—	—	—

Total Adjustments	(1,376,643)	(3,427,281)	(647,188)

Compensation “Actually Paid” for Fiscal Year 2021	3,971,476	3,692,318	851,546

(6)
2020 Compensation “Actually Paid” to CEO#2 of $2,601,283 and the average Compensation “Actually Paid” to other NEOs reflects the following adjustments from total compensation reported in the Summary Compensation Table:

	CEO#2	Average Other NEOs

Total Reported in 2020 Summary Compensation Table (SCT)	8,231,959	2,507,932

Less, value of Stock Awards reported in SCT	(4,974,490)	(1,221,932)

Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	4,626,904	1,104,283

Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	(4,069,659)	(569,652)

Plus, FMV of Awards Granted this Year and that Vested this Year	—	—

Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	(1,213,431)	(144,365)

Less Prior Year Fair Value of Prior Year awards that were Forfeited this year	—	—

Total Adjustments	(5,630,676)	(831,667)

Compensation “Actually Paid” for Fiscal Year 2020	2,601,283	1,676,265

Non-PEO NEO Average Total Compensation Amount	$ 1,945,846	$ 1,498,734	$ 2,507,932
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,272,287	851,546	1,676,265
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)
2022 Compensation “Actually Paid” to CEO#1 of $10,067,617 and the average Compensation “Actually Paid” to other NEOs reflects the following adjustments from total compensation reported in the Summary Compensation Table:

	CEO#1	Average Other NEOs

Total Reported in 2022 Summary Compensation Table (SCT)	6,973,806	1,945,846

Less, value of Stock Awards reported in SCT	(4,730,700)	(990,085)

Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	6,577,029	1,239,181

Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	1,177,502	511,882

Plus, FMV of Awards Granted this Year and that Vested this Year	—	326,744

Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	69,980	238,720

Less Prior Year Fair Value of Prior Year awards that were Forfeited this year	—	—

Total Adjustments	3,093,811	1,326,441

Compensation “Actually Paid” for Fiscal Year 2022	10,067,617	3,272,287

(5)
2021 Compensation “Actually Paid” to CEO#1 of $3,971,476, CEO#2 of $3,692,318 and the average Compensation “Actually Paid” to other NEOs reflects the following adjustments from total compensation reported in the Summary Compensation Table:

	CEO#1	CEO#2	Average Other NEOs

Total Reported in 2021 Summary Compensation Table (SCT)	5,348,118	7,119,599	1,498,734

Less, value of Stock Awards reported in SCT	(3,895,113)	(5,382,006)	(829,496)

Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	3,339,277	4,853,848	748,094

Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	(724,881)	(2,394,585)	(228,156)

Plus, FMV of Awards Granted this Year and that Vested this Year	—	—	—

Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	(95,926)	(504,539)	(337,629)

Less Prior Year Fair Value of Prior Year awards that were Forfeited this year	—	—	—

Total Adjustments	(1,376,643)	(3,427,281)	(647,188)

Compensation “Actually Paid” for Fiscal Year 2021	3,971,476	3,692,318	851,546

(6)
2020 Compensation “Actually Paid” to CEO#2 of $2,601,283 and the average Compensation “Actually Paid” to other NEOs reflects the following adjustments from total compensation reported in the Summary Compensation Table:

	CEO#2	Average Other NEOs

Total Reported in 2020 Summary Compensation Table (SCT)	8,231,959	2,507,932

Less, value of Stock Awards reported in SCT	(4,974,490)	(1,221,932)

Plus, Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	4,626,904	1,104,283

Plus, Change in Fair Value of Prior Year awards that are Outstanding and Unvested	(4,069,659)	(569,652)

Plus, FMV of Awards Granted this Year and that Vested this Year	—	—

Plus, Change in Fair Value (from prior year-end) of Prior Year awards that Vested this year	(1,213,431)	(144,365)

Less Prior Year Fair Value of Prior Year awards that were Forfeited this year	—	—

Total Adjustments	(5,630,676)	(831,667)

Compensation “Actually Paid” for Fiscal Year 2020	2,601,283	1,676,265

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Relationship Between Compensation “Actually Paid” to each individual serving as CEO and the Average of the Compensation “Actually Paid” to the Other NEOs, the Company’s TSR and our Peer Group’s TSR.

For 2020 and 2021, the Compensation “Actually Paid” to CEO #2 (Mr. Harrington) was 68% and 48% lower than Summary Compensation Table pay, while our TSR in each year was -12% and -8%. The average of the Compensation “Actually Paid” to the Other NEOs in 2020 and 2021 was 33% and 43% lower than the average Summary Compensation Table value. For 2022, our Compensation “Actually Paid” to CEO #1 (Ms. Smith) increased by 44% relative to Summary Compensation Table pay, while our TSR for the year was +37%. Average Compensation “Actually Paid” to our NEOs was 68% higher than the average Summary Compensation Table value in 2022.

Compensation Actually Paid vs. Net Income [Text Block]
Relationship
Between
Compensation “Actually Paid” to our CEO and the Average of the Compensation “Actually Paid” to the Other NEOs and the Company’s Net Income. For 2020 and 2021, the Compensation “Actually Paid” to CEO #2 (Mr. Harrington) was 68% and 48% lower than Summary Compensation Table pay, while our net income growth in each year was -18% and -35%. The average of the Compensation “Actually Paid” to the Other NEOs in 2020 and 2021 was 33% and 43% lower than the average Summary Compensation Table value. For 2022, our Compensation “Actually Paid” to CEO #1 (Ms. Smith) increased by 44% relative to Summary Compensation Table pay, alongside an increase in net income of 51%. Average Compensation “Actually Paid” to our NEOs was 68% higher than the average Summary Compensation Table value in 2022.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Relationship Between Compensation “Actually Paid” to our CEO and the Average of the Compensation “Actually Paid” to the Other NEOs and the Company’s Revenue. For 2020 and 2021, the Compensation “Actually Paid” to CEO #2 (Mr. Harrington) was 68% and 48% lower than Summary Compensation Table pay, while our revenue growth in each year was -1% and -7%. The average of the Compensation “Actually Paid” to the Ot her
NEOs in 2020 and 2021 was 33% and 43% lower than the average Summary Compensation Table value. For
2022, our Compensation “Actually Paid” to CEO #1 (Ms. Smith) increased by 44% relative to Summary Compensation Table pay, alongside an increase in revenue of 15%. Average Compensation “Actual ly P
aid” to our NEOs was 68% higher than the average Summary Compensation Table value in 2022.

Tabular List [Table Text Block]
Performance Measures
The following performance measures reflect the Company’s most important financial performance measures in effect for 2022, for purposes of setting executing compensation as further described and defined in the Compensation Discussion and Analysis under “How We Performed in Fiscal 2022,” “Annual Cash Incentives” and “Long-Term Incentives.”

Revenue: Revenue as reported in external our financial statements, which excludes equity in earnings from unconsolidated joint ventures and bad debt expense.

Adjusted EBITDA:
Earnings attributable to Parsons Corporation, adjusted to include earnings attributable to noncontrolling interests and to exclude interest expense (net of interest income), provision for income taxes, depreciation and amortization and certain other items that are not considered in the evaluation of ongoing operating performance. These other items include earnings attributable to noncontrolling interests, asset impairment charges, income and expense recognized on litigation matters, expenses incurred in connection with acquisitions and other non-recurring
transaction costs and expenses related to restructuring.

Awards:
Awards booked into backlog generally represent the amount of revenue, excluding equity in earnings, expected to be earned in the future from funded and unfunded contract awards received during the period. Contract awards include both new and re-compete
contracts and task orders.

Cash Flow: Represents cash flow from operating activities as presented in the financial statements.

Diversity: Global Gender and US Race/Ethnic representation.

Total Shareholder Return Amount	$ 112.04	81.52	88.2
Peer Group Total Shareholder Return Amount	142.59	139.03	115.3
Net Income (Loss)	$ 96,664,000	$ 64,072,000	$ 98,541,000
Company Selected Measure Amount	4,195,272,000	3,660,771,000	3,918,946,000
Stock Price	$ 46.25	$ 33.65	$ 36.41
Change in Share Price Percentage	37.40%	(7.58%)	(11.80%)
Total Shareholder Return Percentage	37.00%	(8.00%)	(12.00%)
Net Income Growth Rate	51.00%	(35.00%)	(18.00%)
Non-PEO NEO Average Compensation Actually Paid Net income	68.00%	43.00%	33.00%
Revenue Growth Rate	15.00%	(7.00%)	(1.00%)
Non-PEO NEO Average Compensation Actually Paid Revenue	68.00%	43.00%	33.00%
Estimated Peer Group Total Shareholder Return Base on Three Year Criteria	$ 141.75
Estimated Peer Group Total Shareholder Return Base on Two Year Criteria		$ 135.62
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Non-GAAP Measure Description [Text Block]	Revenue: Revenue as reported in external our financial statements, which excludes equity in earnings from unconsolidated joint ventures and bad debt expense.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Awards
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Cash Flow
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Diversity
Carey A. Smith [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 6,973,806	5,348,118
PEO Actually Paid Compensation Amount	$ 10,067,617	$ 3,971,476
PEO Name	Carey A. Smith	Carey A. Smith
Peo Compensation Actually Paid	44.00%
Peo Actually Paid Compensation	68.00%
Peo Compensation Actually Paid Net income	44.00%
Peo Compensation Actually Paid Revenue	44.00%
Charles L. Harrington [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		$ 7,119,599	$ 8,231,959
PEO Actually Paid Compensation Amount		$ 3,692,318	$ 2,601,283
PEO Name		Charles L. Harrington	Charles L. Harrington
Peo Compensation Actually Paid		48.00%	68.00%
Peo Actually Paid Compensation		43.00%	33.00%
Peo Compensation Actually Paid Net income		48.00%	68.00%
Peo Compensation Actually Paid Revenue		48.00%	68.00%
PEO [Member] | Carey A. Smith [Member] | Value Of Stock Awards Reported In SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (4,730,700)	$ (3,895,113)
PEO [Member] | Carey A. Smith [Member] | Year End Value of Awards Granted in Fiscal Year that are Unvested And Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,577,029	3,339,277
PEO [Member] | Carey A. Smith [Member] | Change In Fair Value Of Prior Year Awards That Are Outstanding And Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,177,502	(724,881)
PEO [Member] | Carey A. Smith [Member] | Change in Fair Value (from prior yearend) of Prior Year awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	69,980	(95,926)
PEO [Member] | Carey A. Smith [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,093,811	(1,376,643)
PEO [Member] | Charles L. Harrington [Member] | Value Of Stock Awards Reported In SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(5,382,006)	$ (4,974,490)
PEO [Member] | Charles L. Harrington [Member] | Year End Value of Awards Granted in Fiscal Year that are Unvested And Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		4,853,848	4,626,904
PEO [Member] | Charles L. Harrington [Member] | Change In Fair Value Of Prior Year Awards That Are Outstanding And Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(2,394,585)	(4,069,659)
PEO [Member] | Charles L. Harrington [Member] | Change in Fair Value (from prior yearend) of Prior Year awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(504,539)	(1,213,431)
PEO [Member] | Charles L. Harrington [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(3,427,281)	(5,630,676)
Non-PEO NEO [Member] | Value Of Stock Awards Reported In SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(990,085)	(829,496)	(1,221,932)
Non-PEO NEO [Member] | Year End Value of Awards Granted in Fiscal Year that are Unvested And Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,239,181	748,094	1,104,283
Non-PEO NEO [Member] | Change In Fair Value Of Prior Year Awards That Are Outstanding And Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	511,882	(228,156)	(569,652)
Non-PEO NEO [Member] | FMV Of Awards Granted This Year And That Vested This Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	326,744
Non-PEO NEO [Member] | Change in Fair Value (from prior yearend) of Prior Year awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	238,720	(337,629)	(144,365)
Non-PEO NEO [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 1,326,441	$ (647,188)	$ (831,667)